DEBT AND CREDIT FACILITIES 7 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
San Diego Gas and Electric Company and Subsidiary [Member]
First Mortgage Bonds [Line Items]
First Mortgage Bonds, Amount Available For Future Issuance	$ 3,600
Southern California Gas Company [Member]
First Mortgage Bonds [Line Items]
First Mortgage Bonds, Amount Available For Future Issuance	$ 863